Other equity reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	£ (3,987)	[1]	£ (4,523)		£ (4,682)
Exchange adjustments	(504)		346		69
Net gains taken to equity	(11)		45		93
Transferred to profit or loss	(76)		202		29
Share of net gains taken to equity of associates	5		0		0
Tax	33		(57)		(32)
Other equity reserves, ending balance	(4,540)		(3,987)	[1]	(4,523)
Other comprehensive income, before tax, hedges of net investments in foreign operations	(1,304)		1,364		275
Exchange adjustments	800		(1,018)		(206)
Translation
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	894		548		479
Exchange adjustments	(504)		346		69
Other equity reserves, ending balance	390		894		548
Cash flow hedge
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	103		(45)		(109)
Net gains taken to equity	19		(36)		50
Transferred to profit or loss	(3)		227		29
Share of net gains taken to equity of associates	5
Tax	4		(43)		(15)
Other equity reserves, ending balance	128		103		(45)
Available- for-sale
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	162		120		94
Net gains taken to equity	(30)		81		43
Transferred to profit or loss	(73)		(25)
Tax	29		(14)		(17)
Other equity reserves, ending balance	88		162		120
Capital redemption
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	19		19		19
Other equity reserves, ending balance	19		19		19
Merger
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(5,165)		(5,165)		(5,165)
Other equity reserves, ending balance	£ (5,165)		£ (5,165)		£ (5,165)

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).